RELATED PARTY TRANSACTIONS - Schedule of ROU Assets And Lease Liabilities Attributable To Related Party Transactions (Details - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating Leases
Operating Lease, Right-of-Use Asset	$ 86,773	$ 95,846
Lease Liability	135,536
Finance Leases
Right-of-use assets - finance, net	12,947	14,811
Lease Liability	20,749
Related Party | Lessor Has Minority Interest in Medmar
Operating Leases
Operating Lease, Right-of-Use Asset	1,005	1,158
Lease Liability	1,065	1,216
Finance Leases
Right-of-use assets - finance, net	1,119	1,423
Lease Liability	$ 1,606	$ 1,929